T-REX 2X Long MSTR Daily Target EF Fund

Schedule of Investments

November 30, 2024 (unaudited)

		Shares	Value
13.17%	COMMON STOCK

13.17%	INFORMATION TECHNOLOGY
	Microstrategy Inc.	1,000,000	$387,470,000

13.17%	TOTAL COMMON STOCK		387,470,000

13.17%	TOTAL INVESTMENTS		387,470,000

86.83%	Other assets net of liabilities		2,554,866,583
100.00%	NET ASSETS		$2,942,336,583

(A) Non-income producing

SHORT INVESTMENTS

32.31%	OPTIONS PURCHASED
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
32.31%	CALL
	Microstrategy Inc.	3,000	46,492,410	105	01/17/2025	$39,129,000
	Microstrategy Inc.	8,576	122,923,839	185	01/17/2025	103,023,488
	Microstrategy Inc.	11,400	87,785,928	95	01/03/2025	106,225,200
	Microstrategy Inc.	10,000	147,168,100	93	12/27/2024	115,550,000
	Microstrategy Inc.	7,000	57,523,830	64	12/20/2024	54,635,000
	Microstrategy Inc.	1,701	16,090,031	250	12/06/2024	1,746,927
	Microstrategy Inc.	5,055	1,218,967,765	98	12/20/2024	86,946,000
	Microstrategy Inc.	6,500	179,270,195	350	12/13/2024	108,797,000
	Microstrategy Inc.	6,445	135,015,995	160	12/13/2024	101,702,100
	Microstrategy Inc.	5,055	100,151,682	134	12/27/2024	80,652,525
	Microstrategy Inc.	8,369	81,361,354	67	12/06/2024	77,053,383
	Microstrategy Inc.	9,500	59,113,180	99	12/06/2024	50,017,500
	Microstrategy Inc.	1,795	19,261,158	117	12/20/2024	6,542,775
	Microstrategy Inc.	5,606	70,745,702	117	12/20/2024	18,667,980
						950,688,878

32.31%	TOTAL OPTIONS PURCHASED					950,688,878

T-REX 2X Long MSTR Daily Target EF Fund

Schedule of Investments

November 30, 2024 (unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

	Reference	Pay/Receive						Unrealized
	Entity/	Equity on	Financing	Pay/Receive	Termination		Notional	Appreciation
Counterparty	Obligation	Reference Entity	Rate	Frequency	Date	Contracts	Amount	(Depreciation)
Clear Street Derivatives LLC	Clear Street Derivatives LLC	Equity Receiver	X.XX% (OBFR01)(b) 20.58%	Quarterly	10/20/2026	77,310,000	$(608,528,436)	$571,525,367
Cantor Fitzgerald Secured	Cantor Fitzgerald Secured	Equity Receiver	254.58%	Monthly	10/17/2025	173,653,553	$(907,174,365)	$663,498,242
Marex Prime Services	Marex Prime Services	Equity Receiver	14.58%	Monthly	11/3/2025	171,423,947	$(194,222,143)	$18,341,174
TOTAL EQUITY SWAP CONTRACTS						422,387,500	$(1,709,924,944)	$1,253,364,783

(a) Includes cash which is being held as collateral for total return swap contracts.

(b) OBFR01 - Overnight Bank Funding Rate, 4.58% as of November 30, 2024.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$387,470,000			$387,470,000
TOTAL INVESTMENTS	$387,470,000			$387,470,000
OPTIONS PURCHASED		$950,688,878		$950,688,878
TOTAL RETURN SWAP CONTRACTS		$1,253,364,783		$1,253,364,783

The cost of investments for Federal income tax purposes has been estimated a/o November 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,598,542,579, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$33,727,600
Gross unrealized depreciation	(294,111,301)
Net unrealized appreciation	$(260,383,701)